UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: September 30, 2004
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  September 30, 2004

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $108,556

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER A          COM              008190100     4508    80975 SH       SOLE                    45700             35275
AMERICAN CAPITAL STRAT COM     COM              024937104     2964    94575 SH       SOLE                    46100             48475
ANADARKO PETROLEUM             COM              032511107     3001    45217 SH       SOLE                    28400             16817
AVERY DENNISON CORP            COM              053611109     3529    53650 SH       SOLE                    26100             27550
BURLINGTON RESOURCES           COM              122014103     2005    49142 SH       SOLE                    32100             17042
CELGENE                        COM              151020104     5286    90770 SH       SOLE                    49300             41470
CENDANT CORP COM               COM              151313103     2341   108375 SH       SOLE                    60100             48275
CHEVRONTEXACO CORP COM         COM              166764100      520     9700 SH       SOLE                                       9700
CISCO SYS INC COM              COM              17275R102     2081   115000 SH       SOLE                    61200             53800
CITIGROUP INC                  COM              172967101     4160    94279 SH       SOLE                    48979             45300
CRAY INC COM                   COM              225223106     1446   409600 SH       SOLE                   207000            202600
D R HORTON INC COM             COM              23331A109     3986   120374 SH       SOLE                    61100             59274
DEVON ENERGY CORP COM          COM              25179M103     3907    55025 SH       SOLE                    22800             32225
DOLLAR GEN CORP COM            COM              256669102     4123   204596 SH       SOLE                   109500             95096
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      265     7000 SH       SOLE                                       7000
FANNIE MAE                     COM              313586109     2948    46500 SH       SOLE                    23600             22900
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     4218   220820 SH       SOLE                   107000            113820
GENERAL ELECTRIC CO            COM              369604103     4884   145440 SH       SOLE                    72100             73340
HIBERNIA CORP CL A             COM              428656102      531    20100 SH       SOLE                                      20100
HOME DEPOT                     COM              437076102     2956    75400 SH       SOLE                    44300             31100
IBM CORP                       COM              459200101     3164    36898 SH       SOLE                    16200             20698
ISTAR FINL INC COM             COM              45031U101      507    12300 SH       SOLE                                      12300
LOWES COS INC COM              COM              548661107     1242    22850 SH       SOLE                     3400             19450
MARSH & MCLENNAN COS COM       COM              571748102     2695    58900 SH       SOLE                    33600             25300
MEDTRONIC                      COM              585055106     4017    77400 SH       SOLE                    44500             32900
MICROSOFT CORP                 COM              594918104     3078   111330 SH       SOLE                    56100             55230
NEXTEL COMMUNICATIONS CL A     COM              65332V103     3367   141225 SH       SOLE                    76000             65225
PATTERSON COMPANIES COM        COM              703395103     2128    27790 SH       SOLE                    18200              9590
PAYCHEX INC                    COM              704326107     4178   138566 SH       SOLE                    56400             82166
PETSMART INC COM               COM              716768106     2493    87825 SH       SOLE                    47900             39925
PFIZER INC                     COM              717081103     2060    67304 SH       SOLE                    38220             29084
PROCTOR & GAMBLE               COM              742718109      295     5450 SH       SOLE                                       5450
SUNGARD DATA SYSTEMS           COM              867363103     3850   161975 SH       SOLE                    83200             78775
SYSCO CORP COM                 COM              871829107     2330    77875 SH       SOLE                    39100             38775
TIFFANY & CO                   COM              886547108     1480    48150 SH       SOLE                    30700             17450
UNISYS CORP COM                COM              909214108     2372   229811 SH       SOLE                   128910            100901
UNITEDHEALTH GROUP INC COM     COM              91324P102     3170    42985 SH       SOLE                    22600             20385
UTSTARCOM INC COM              COM              918076100      550    34160 SH       SOLE                     8700             25460
WAL-MART STORES INC            COM              931142103     3232    60750 SH       SOLE                    32700             28050
WASTE CONNECTIONS INC COM      COM              941053100     2435    76875 SH       SOLE                    48750             28125
WESTAMERICA BANCORP COM        COM              957090103      257     4675 SH       SOLE                                       4675